Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the year	$ (49,806)	$ (64,777)	$ (190,454)
Adjustments for:
Bank interest income	(2,039)	(3,943)	(472)
Dividend income	0	0	(10)
Depreciation	4,016	5,879	5,987
Amortization of intangible assets	1,913	1,915	1,556
Other finance costs	203	242	4,198
Fair value loss on preference shares liabilities	0	0	60,091
Fair value loss on financial assets at fair value through profit or loss	8,869	7,135	9,363
Fair value gain on warrant liabilities	(49)	(3,351)	(3,197)
Restructuring costs	0	0	30,379
Net foreign exchange losses	119	821	226
Impairment loss of goodwill	0	3,900	0
Loss on disposal of property, plant and equipment	2	818	73
Write-off on property, plant and equipment	558	331	268
Write-off on inventories	736	3,137	2,056
Gain on partial disposal of an equity-accounted investee	(1,244)	0	0
Share of loss of equity-accounted investees	1,779	859	0
Share-based payment on listing	0	0	89,547
Equity-settled share-based payment expenses	7,846	10,589	31,580
Share-based payment expenses in relation to issuance of shares to advisors	4,132	0	0
Income tax (credit)/expense	(7,874)	(386)	7,147
Total adjustments to reconcile profit (loss)	(30,839)	(36,831)	48,338
Changes in:
Decrease/(increase) in deferred expenses	8,294	(959)	(10,885)
Decrease/(increase) in inventories	1,323	(1,729)	1,256
(Increase)/decrease in trade receivables	(563)	37,633	6,966
(Increase)/decrease in deposits, prepayments and other receivables	(2,108)	1,589	(1,214)
Decrease/(increase) in amounts due from related companies	3	(5)	9
Decrease/(increase) in amounts due from equity-accounted investees	132	(132)	0
(Increase)/decrease in other non-current assets	(427)	535	431
Decrease in trade payables	(4,682)	(5,618)	(2,628)
Increase/(decrease) in accrued expenses and other current liabilities	854	(7,417)	(24,389)
Increase/(decrease) in contract liabilities	380	437	(4,035)
(Decrease)/increase in other non-current liabilities	(1,241)	(124)	726
Cash (used in)/generated from operating activities	(28,874)	(12,621)	14,575
Income taxes paid	0	(1,144)	(60)
Net cash (used in)/from operating activities	(28,874)	(13,765)	14,515
Cash flows from investing activities
Payment for purchase of property, plant and equipment	(1,006)	(345)	(4,948)
Proceeds from disposal of property, plant and equipment	42	99	50
Payment for purchase of intangible assets	(59)	(567)	(1,395)
Payment for purchase of short-term deposits	0	(16,000)	(19,920)
Payment for purchase of financial assets at fair value through profit or loss	(129)	(10,002)	(20,000)
Proceeds from partial disposal of an equity-accounted investee	30,000	0	0
Proceeds from redemption of short-term deposits	16,000	19,920	0
Proceeds from redemption of financial assets at fair value through profit or loss	0	0	3,005
Payment for acquisition, net of cash acquired	(8,346)	0	(3,419)
Investment in an equity-accounted investee	0	(80,000)	0
Dividend received	0	0	10
Interest received	2,039	3,943	472
Net cash from/(used in) investing activities	38,541	(82,952)	(46,145)
Cash flows from financing activities
Capital element of lease rentals paid	(2,563)	(3,235)	(1,878)
Interest element of lease rentals paid	(203)	(241)	(244)
Proceeds from new trade financing	0	0	21,677
Interest paid	0	0	(173)
Repayment of trade financing	0	0	(21,677)
Proceeds from issuance of shares	0	2	117
Proceeds from Reverse Recapitalization	0	0	146,158
Payment for purchase of treasury shares	(577)	(1,230)	(662)
Net cash (used in)/from financing activities	(3,343)	(4,704)	143,318
Net increase/(decrease) in cash and cash equivalents	6,324	(101,421)	111,688
Cash and cash equivalents at the beginning of the year	45,706	146,660	35,289
Effect of foreign exchange rate changes	221	467	(317)
Cash and cash equivalents at the end of the year	$ 52,251	$ 45,706	$ 146,660